Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	12 Months Ended
Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Breakdown of Contractual Assets and Liabilities, and Capitalized Costs
Breakdown of contractual assets and liabilities, and capitalized costs
The movement of contractual assets and capitalized costs in 2019 and 2018 is as follows:

Millions of euros	Balance at 12/31/18	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Long-term contractual assets (Note 12)	108	204	(7)	(172)	5	—	138
Contractual assets	114	204	(7)	(173)	5	1	144
Impairment losses	(6)	—	—	1	—	(1)	(6)
Short-term contractual assets (Note 14)	341	662	(816)	156	9	(1)	351
Contractual assets	364	677	(824)	157	9	(2)	381
Impairment losses	(23)	(15)	8	(1)	—	1	(30)
Total	449	866	(823)	(16)	14	(1)	489

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Long-term contractual assets (Note 12)	—	68	153	(2)	(110)	(1)	108
Contractual assets	—	71	156	(2)	(110)	(1)	114
Impairment losses	—	(3)	(3)	—	—	—	(6)
Short-term contractual assets (Note 14)	—	332	761	(856)	113	(9)	341
Contractual assets	—	354	764	(857)	113	(10)	364
Impairment losses	—	(22)	(3)	1	—	1	(23)
Total	—	400	914	(858)	3	(10)	449

Once the amounts recognized as contract assets become receivables, which normally occurs when they are invoiced, they are transferred to the "Trade receivables" heading. In this regard, the balance of the contract assets account basically represents amounts not yet due.
The movement of the deferred expenses in 2019 and 2018 is as follows:

Millions of euros	Balance at 12/31/18	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Non-current capitalized costs (Note 12)	191	413	(3)	(381)	—	1	221
Of obtaining a contract	178	368	(3)	(353)	1	—	191
Of fulfilling a contract	13	45	—	(28)	(1)	1	30
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	566	473	(796)	379	5	(2)	625
Of obtaining a contract	541	428	(752)	351	6	(1)	573
Of fulfilling a contract	25	45	(44)	28	(1)	(1)	52
Impairment losses	—	—	—	—	—	—	—
Total	757	886	(799)	(2)	5	(1)	846

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Non-current capitalized costs (Note 12)	—	172	366	(1)	(343)	(3)	191
Of obtaining a contract	—	170	349	(1)	(338)	(2)	178
Of fulfilling a contract	—	2	17	—	(5)	(1)	13
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	—	540	437	(746)	342	(7)	566
Of obtaining a contract	—	522	400	(713)	337	(5)	541
Of fulfilling a contract	—	18	37	(33)	5	(2)	25
Impairment losses	—	—	—	—	—	—	—
Total	—	712	803	(747)	(1)	(10)	757

The movement of contractual liabilities of contracts with customers in 2019 and 2018 is as follows:

Millions of euros	Balance at 12/31/18	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Long-term contractual liabilities (Note 21)	613	409	(7)	(180)	16	—	851
Short-term contractual liabilities (Note 22)	1,335	7,516	(7,747)	165	18	(4)	1,283
Total	1,948	7,925	(7,754)	(15)	34	(4)	2,134

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Long-term contractual liabilities (Note 21)	—	106	558	(295)	240	4	613
Short-term contractual liabilities (Note 22)	—	98	7,561	(7,631)	1,317	(10)	1,335
Total	—	204	8,119	(7,926)	1,557	(6)	1,948

In 2019, "Disposals" include liabilities from previous years (601 million euros) and the corresponding amount to disposals of liabilities from current years.
The “Transfers” column in 2018 shows amounts relating to contractual liabilities reclassified from the “Deferred revenue” (see Notes 21 and 22) line item to reflect the new terminology of IFRS 15. Contract liabilities relate to unperformed performance obligations mainly referred to IRU contracts, prepaid airtime, set up fees and other prepaid services. The most significant portion of the amounts presented as non-current will be recognized as revenues within 24 months and up to 10 years.
The maturity schedule of contractual liabilities at December 31, 2019 is as follows:

Millions of euros	2020	2021	2022	Subsequent years	Total
Contractual liabilities, activation fees	190	6	3	14	213
Contractual liabilities, sales of prepay cards	541	—	—	—	541
Contractual liabilities, services	322	31	6	21	380
Contractual liabilities, sales of handsets	26	2	—	—	28
Contractual liabilities, sales of other equipments	2	—	—	8	10
Contractual liabilities, irrevocable rights to use	54	48	45	372	519
Other contractual liabilities	148	120	115	60	443
Maturity of performance obligations	1,283	207	169	475	2,134